Related-party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 19.	Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Chimei Innolux Corporation (CMI)	Principal Owner (1)
Chi Mei Optoelectronics Corp. (CMO)	The Company’s Chairman represented on CMO’s Board of Directors ,expired on March 18, 2010(1)
Chi Mei Optoelectronics Japan, Co., Ltd. (CMO-Japan)	Wholly owned subsidiary of CMI (2)
Chi Mei Corporation (CMC)	Major shareholder of CMI

Name of related parties	Relationship

NEXGEN Mediatech Inc. (NEXGEN)	The Company’s Chairman represented on NEXGEN’s Board of Directors, not included as related party since July 2011
Chi Lin Technology Co., Ltd. (Chi Lin Tech)	The Company’s Chairman represented on Chi Lin Tech’s Board of Directors, not included as related party since May 2011
NingBo Chi Mei Electronics Ltd. (CME-NingBo)	The subsidiary of CMI (2)
NingBo Chi Mei Optoelectronics Ltd. (CMO-NingBo)	The subsidiary of CMI (2)
Chi Mei EL Corporation (CMEL)	The subsidiary of CMI (2)
NanHai Chi Mei Optoelectronics Ltd. (CMO- NanHai)	The subsidiary of CMI (2)
Chi Hsin Electronics Corp. (Chi Hsin)	The subsidiary of CMO, which merged with CMO on May 31, 2009, CMO was the surviving company
Chi Mei Logistics Corp. (CMLC)	The subsidiary of CMI (2) , not included as related party since July 2011
NingBo Chi Mei Logistics Corp. (CMLC-NingBo)	The subsidiary of CMI (2)
Foshan Chi Mei Logistics Ltd. (CMLC-Foshan)	The subsidiary of CMI (2)
Dongguan Chi Hsin Electronics Co., Ltd. (Chi Hsin-Dongguan)	The subsidiary of CMI (2)
NingBo ChiHsin Electronics Ltd. (Chi Hsin-NingBo)	The subsidiary of CMI (2)
Fulintec Science Engineering Co., Ltd. (Fulintec)	The subsidiary of CMI (2), not included as related party since May 2011
ShenZhen Nexgen Trading Co., Ltd. (ShenZhen Nexgen)	The subsidiary of NEXGEN, not included as related party since July 2011
TPO Displays Japan K.K. (TPO Japan)	The subsidiary of CMI, as related party since March 18, 2010

Name of related parties	Relationship

TPO Displays Hong Kong Limited (TPO Hong Kong)	The subsidiary of CMI, as related party since March 18, 2010
TPO Displays (Shanghai) Ltd. (TPO Shanghai)	The subsidiary of CMI, as related party since March 18, 2010
TPO Displays (Nanjing) Ltd. (TPO-NJ)	The subsidiary of CMI, as related party since March 18, 2010
Lakers Trading Ltd. (Lakers)	The subsidiary of CMI, as related party since March 18, 2010
Contrel Technology Co., Ltd. (Contrel)	Related party in substance, not included as related party since March 18, 2010
Ampower Technology Co., Ltd. (Ampower)	Related party in substance, not included as related party since March 18, 2010
Amlink (Shanghai) Ltd. (Amlink)	Related party in substance, not included as related party since March 18, 2010
Linklinear Development Co, Ltd. (LDC)	Related party in substance, not included as related party since March 18, 2010
Shinyoptics Corp. (Shinyoptics)	Equity method investee of the Company, not included as related party since October 1, 2010
Hangzhou Crystal Display Technology Co., Ltd. (Crystal)	Equity method investee of the Company, not included as related party since May 2011

(1)	CMO, Innolux Display Corporation, and TPO Displays Corporation agreed to conduct a merger of the three companies. The merger transaction was completed on March 18, 2010. Innolux is the surviving entity following the merger and is renamed Chimei Innolux Corporation, or CMI.

(2)	The entities are the subsidiary of CMO before March 18, 2010.

(b)	Significant transactions with related parties

(i)	Revenues and accounts receivable

Revenues from related parties are summarized as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)

CMO- NingBo	$230,299	167,255	123,888
CMI	-	56,770	55,629
CMO- NanHai	86,612	51,821	41,241
Chi Hsin- NingBo	23,789	19,730	16,806
CMO	101,569	15,602	-
CME- NingBo	-	8,592	18,889
Others (individually below 5%)	5,037	18,854	1,780
	$447,306	338,624	258,233

A breakdown by product type for sales to CMO/CMI and its affiliates is summarized as follows:

	Year Ended December 31,
	2009	2010	2011
	(in thousands)

Display driver for large-size applications	$417,099	297,146	210,137
Display driver for consumer electronics applications	25,542	27,189	29,316
Display driver for mobile handsets	1,487	10,170	14,454
Others	1,117	1,090	4,249
	$445,245	335,595	258,156

The sales prices CMO/CMI and its affiliates receive are comparable to those offered to unrelated third parties.

The related accounts receivable resulting from the above sales as of December 31, 2010 and 2011, were as follows:

	December 31,
	2010	2011
	(in thousands)

CMO- NingBo	$39,793	33,981
CMI	27,275	17,690
CMO- NanHai	16,305	17,019
Chi Hsin- NingBo	6,474	4,038
CME- NingBo	4,823	6,629
Others ((individually below 5%)	1,432	559
	96,102	79,916
Allowance for sales returns and discounts	(138)	(83)
	$95,964	79,833

The credit terms granted to CMO/CMI and its affiliates ranged from 90 days to 120 days, and the credit terms granted to other related parties ranged from 45 days to 60 days. The credit terms offered to unrelated third parties ranged from 30 days to 150 days.

(ii)	Property transactions

In 2010, the Company purchased equipment amounting to $71 thousand from Fulintec, respectively. The purchase transaction in 2010 had been full paid as of December 31, 2010.

(iii)	Lease

The Company entered into several lease contracts with CMO, CMI, CMLC, CMLC-NingBo, CMLC-Foshan and CMO-NanHai for leasing office space, facilities and inventory locations. For the years ended December 31, 2009, 2010 and 2011, the related rent and utility expenses resulting from the aforementioned transactions amounted to $700 thousand, $1,119 thousand and $705 thousand, respectively, and were recorded as cost of revenue and operating expenses in the accompanying consolidated statements of income. As of December 31, 2010 and 2011, the related payables resulting from the aforementioned transactions amounted to $362 thousand and $326 thousand, respectively, and were recorded as other accrued expenses in the accompanying consolidated balance sheets.

As of December 31, 2011, future minimum lease payments under non-cancelable operating leases with related parties are as follows:

Duration	Amount
(in thousands)

January 1, 2012~December 31, 2012	$192
January 1, 2013~December 31, 2013	191
January 1, 2014~December 31, 2014	179
January 1, 2015~December 31, 2015	179
January 1, 2016~December 31, 2016	179
After January 1, 2017	1,311
$2,231

(iv)	Others

In 2009, 2010 and 2011, the Company purchased consumable and miscellaneous items amounting to $345 thousand, $449 thousand and $348 thousand, respectively, from CMO, CMI, CMC, Chi Lin Tech, NEXGEN, CMEL, Chi Hsin, Contrel, Fulintec and LDC, which were charged to cost of revenues and operating expenses. As of December 31, 2010 and 2011, the related payables resulting from the aforementioned transactions were nil and $9 thousand, respectively.

In 2009 and 2010, Chi Lin Tech provided IC bonding service on prototype panels for the Company’s research activities for a fee of $43 thousand and $12 thousand, respectively, which was charged to research and development expense. As of December 31, 2010, the related process fee payables resulting from the aforementioned transactions had been full paid.